Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
October 6, 2017
Mr. Trace Rakestraw
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Funds, Inc.
Post-Effective Amendment No. 229 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572
Dear Mr. Rakestraw,
Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add a new series in an existing share class: Government Money Market Fund in Institutional Class. Because the Institutional Class share currently exists and other disclosure in the filing have been reviewed recently as part of other filings, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing (for example, principal investment strategies and principal risks for the new fund). See Release No. 33-6510 (February 15, 1984).
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expenses and examples, the 5% and 25% ownership information, and portfolio manager disclosure.
The Amendment includes the following:  (1) facing page; (2) Part A (prospectus for the above-referenced series and class); (3) Part B (a statement of additional information that includes each of the Registrant's series with an October 31 fiscal year end), (4) Part C, and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statements of additional information for Registrant’s other series or share classes with an October 31 fiscal year end or for Registrant’s series or share classes with an August 31 fiscal year end.
Please call me at 515-235-9154 if you have any questions.
Sincerely,
/s/ Jennifer A. Block
Jennifer A. Block
Vice President, Counsel
and Assistant Secretary, Registrant

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